SHARE-BASED PAYMENTS PLANS - Key Assumptions for Grant-Date Fair Value (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Service, performance and market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 48.60	$ 41.62
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 47.74	$ 41.76